FAIR VALUE MEASUREMENTS (Schedule Of Fair Value Measurements) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Fair value of embedded derivatives	$ 6,864,000	$ 5,707,000
Fair value of Exchange Option within second research and development arrangement	4,756,000	569,000
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	(467,000)	588,000
Fair value of embedded derivatives	11,153,000	6,864,000
Cash consideration included in research and development funding arrangements	884,000	744,000
Fair value of liability with respect to outstanding options to non-employee	$ 0	$ 264,000